Changes in Non-cash Working Capital Items	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in Non-cash Working Capital Items
18	CHANGES IN NON-CASH WORKING CAPITAL ITEMS

	For the Years Ended December 31,
	2018	2017
Trade receivables	$(46)	$(1,059)
Inventories	(5,180)	(1,197)
Inventories reclassified to biological asset	(659)	306
Other receivables	172	(1,396)
Income taxes payable	68	(246)
Prepaid expenses and deposits	734	41
Trade payables	1,440	394
Accrued liabilities	(121)	(955)
Other assets, net of other liabilities	42	(305)

	$(3,550)	$(4,417)